Income Tax (Details) - Schedule of Deferred Income Tax Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income Tax Assets [Abstract]
Operating losses carryforwards	¥ 362,722,196	¥ 238,086,013
Contract liabilities	53,518	4,060,385
Impairment losses	28,851,871	1,969,902
Advertising expenses	4,794,938
Operating lease liabilities	227,141,621	250,179,307
Other current liabilities	39,749,439	27,925,076
Software	2,776,777	428,758
Total gross deferred tax assets	666,090,360	522,649,441
Less: valuation allowances	(426,347,838)	(275,431,351)	¥ (149,094,206)
Deferred tax assets, net of valuation allowance	239,742,522	247,218,090
Right-of-use assets	(212,269,774)	(236,718,196)
Other capitalized expense	(27,472,748)	(10,499,894)
Deferred tax liability	(239,742,522)	(247,218,090)
Deferred tax assets	239,742,522	247,218,090
Deferred tax liabilities	(239,742,522)	(247,218,090)
Net deferred tax assets